Loss Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Loss Per Share
22.
LOSS PER SHARE

As a result of the Business Combination, the Company has retroactively restated the weighted average number of outstanding shares prior to March 2, 2023 to give effect to the Exchange Ratio. The following table sets forth the loss per share calculations for the years ended December 31, 2023, 2022 and 2021.

	For the years ended December 31,
	2023	2022	2021
Net loss for the period attributable to Oculis shareholders - in CHF thousands	(88,802)	(38,698)	(18,552)

Weighted-average number of shares used to compute loss per share basic and diluted for the periods ended December 31, 2022 and December 31, 2021, Legacy Oculis ordinary shares	-	2,989,434	2,777,589
Exchange Ratio	-	1.1432	1.1432
Weighted-average number of shares used to compute basic and diluted loss per share for the periods ended December 31, 2022 and December 31, 2021, Legacy Oculis ordinary shares (as restated)	-	3,417,521	3,175,340
Weighted-average number of shares used to compute basic and diluted loss per share for the period ended December 31, 2023, Oculis ordinary shares	29,899,651	-	-

Basic and diluted net loss per share for the period, ordinary shares	(2.97)	(11.32)	(5.84)

Since the Company has a loss for all periods presented, basic net loss per share is the same as diluted net loss per share. Potentially dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

The number of potentially dilutive securities prior to the Business Combination have been adjusted by the Exchange Ratio to reflect the equivalent number in the Company.

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
Share options issued and outstanding	3,096,473	1,762,949	1,289,090
Earnout options	369,737	-	-
Share and earnout options issued and outstanding	3,466,210	1,762,949	1,289,090
Restricted shares subject to repurchase	98,094	252,880	476,581
Earnout shares	3,793,995	-	-
Public warrants	4,102,397	-	-
Private warrants	151,699	-	-
Total	11,612,395	2,015,829	1,765,671